David F. Duvick

SENIOR SEC COUNSEL AND
ASSISTANT SECRETARY

651 250 2492	370 WABASHA STREET NORTH
651 293 2573	ST. PAUL, MN 55102-1390
Dave.duvick@ecolab.com

28 February 2014

Securities and Exchange Commission

100 F Street, N.E

Washington, DC  20549

RE:                           Ecolab Inc. Form 10-K Commission File No. 1-9328

Ladies and Gentlemen:

Transmitted herewith via the EDGAR system is the Ecolab Inc. Annual Report on Form 10-K for the year ended December 31, 2013.

The 2013 financial statements do not reflect a change from 2012 in any accounting principles or practices, or in the application of such principles or practices. However, effective in the first quarter of 2013, we changed our reportable segments due to a change in our organizational model designed to support the business following the Nalco merger and facilitate global growth.  The corresponding items of segment information for periods prior to 2013 included in this report have been restated to reflect our 2013 reportable segments.

Sincerely,

/s/David F. Duvick
David F. Duvick
Senior SEC Counsel and
Assistant Secretary